Employee benefit expenses - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [Line Items]
Accrued Employee Compensation	$ 186,484	$ 250,181	$ 447,303
Accrued Directors remuneration	$ 4,662	$ 6,255	$ 11,182
Defined benefit pension plan [Member]
Disclosure of defined benefit plans [Line Items]
Employees' compensation distribution rate	10.00%
Director remuneration rate no more than	0.50%